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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

 /s/ Kevin E. O'Brien          GREENWICH, CT                  MAY 6, 2008
-------------------------  ------------------------      --------------------
        [Signature]           [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                              ------------------

Form 13F Information Table Entry Total:                                       29
                                                              ------------------

Form 13F Information Table Value Total:                                 $378,053
                                                              ------------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        --------------------------         ------------------

         None.


                                                   Andor Capital Management LLC
                                                    Form 13F Information Table
                                                   Quarter ended March 31, 2008

                                                                              INVESTMENT DISCRETION            VOTING AUTHORITY
                                             FAIR MARKET  SHARES OR
                           TITLE   CUSIP       VALUE     PRINCIPAL SH/  PUT/        SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER  (IN THOUSANDS) AMOUNT   PRN  CALL  SOLE  DEFINED  OTHER MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3Com Corp                   COM    885535104        $38    16,500  SH         SOLE                           16,500
----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd Hamilton      CL A   G1150G111    $13,540   385,000  SH         SOLE                          385,000
----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices
Inc.                        COM    007903107     $1,013   172,000  SH         SOLE                          172,000
----------------------------------------------------------------------------------------------------------------------------------
AT & T Inc.                 COM    00206R102    $27,768   725,000  SH         SOLE                          725,000
----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.              CL A   111320107    $15,570   808,000  SH         SOLE                          808,000
----------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology
Solution                    CL A   192446102     $8,217   285,000  SH         SOLE                          285,000
----------------------------------------------------------------------------------------------------------------------------------
First Solar Inc.            COM    336433107    $44,957   194,500  SH         SOLE                          194,500
----------------------------------------------------------------------------------------------------------------------------------
Google Inc.                 CL A   38259P508    $12,641    28,700  SH         SOLE                           28,700
----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.             ADR    45104G104     $5,767   151,000  SH         SOLE                          151,000
----------------------------------------------------------------------------------------------------------------------------------
Integrated Silicon
Solution Inc.               COM    45812P107       $605   100,000  SH         SOLE                          100,000
----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.       COM    48203R104     $9,875   395,000  SH         SOLE                          395,000
----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.          COM    512807108     $6,421   168,000  SH         SOLE                          168,000
----------------------------------------------------------------------------------------------------------------------------------
LSI Corporation             COM    502161102       $165    33,319  SH         SOLE                           33,319
----------------------------------------------------------------------------------------------------------------------------------
Mercadolibre Inc.           COM    58733R102     $8,548   215,000  SH         SOLE                          215,000
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.             COM    594918104    $16,602   585,000  SH         SOLE                          585,000
----------------------------------------------------------------------------------------------------------------------------------
Mosaic Co Brooklyn          COM    61945A107    $33,037   322,000  SH         SOLE                          322,000
----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.               COM    620076109     $2,790   300,000  SH         SOLE                          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            CL B
NII Holdings Inc.           NEW    62913F201     $8,740   275,000  SH         SOLE                          275,000
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                COM    68389X105    $16,806   859,200  SH         SOLE                          859,200
----------------------------------------------------------------------------------------------------------------------------------
Potash Corp Of
Saskatchewan                COM    73755L107    $22,816   147,000  SH         SOLE                          147,000
----------------------------------------------------------------------------------------------------------------------------------
                            COM
Quantum Corp.               DSSG   747906204       $385   180,000  SH         SOLE                          180,000
----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.     COM    760975102    $38,383   342,000  SH         SOLE                          342,000
----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                COM    879664100       $545   100,000  SH         SOLE                          100,000
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.            COM    887317105     $1,893   135,000  SH         SOLE                          135,000
----------------------------------------------------------------------------------------------------------------------------------
Trident Microsystems Inc.   COM    895919108     $1,545   300,000  SH         SOLE                          300,000
----------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION            VOTING AUTHORITY
                                             FAIR MARKET  SHARES OR
                           TITLE   CUSIP       VALUE     PRINCIPAL SH/  PUT/        SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER  (IN THOUSANDS) AMOUNT   PRN  CALL  SOLE  DEFINED  OTHER MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications      COM    92343V104    $37,726 1,035,000  SH         SOLE                        1,035,000
----------------------------------------------------------------------------------------------------------------------------------
Westell Technologies Inc.   CL A   957541105       $120    80,000  SH         SOLE                           80,000
----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.       COM    958102105    $18,685   691,000  SH         SOLE                          691,000
----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                  COM    984332106    $22,855   790,000  SH         SOLE                          790,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                        $378,053
(in thousands)

